Quarterly Report
August 31, 2020
MFS®  Blended Research®
Small Cap Equity Fund
BRS-Q1

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 2.3%
CACI International, Inc., “A” (a)	15,894	$3,722,216
Curtiss-Wright Corp.	23,768	2,431,942
		$6,154,158
Apparel Manufacturers – 1.6%
Levi Strauss & Co., “A”	64,129	$790,069
Skechers USA, Inc., “A” (a)	115,670	3,452,750
		$4,242,819
Automotive – 0.2%
Stoneridge, Inc. (a)	22,160	$447,632
Biotechnology – 7.8%
Adaptive Biotechnologies Corp. (a)	38,400	$1,597,824
Akebia Therapeutics, Inc. (a)	171,320	1,783,441
AnaptysBio, Inc. (a)	29,294	507,665
Calithera Biosciences, Inc. (a)	125,590	506,128
Clovis Oncology, Inc. (a)(l)	109,788	571,995
Co-Diagnostics, Inc. (a)(l)	38,624	421,002
Coherus BioSciences, Inc. (a)	94,300	1,788,871
Concert Pharmaceuticals, Inc. (a)	59,445	571,861
CytomX Therapeutics, Inc. (a)	195,274	1,425,500
Eiger BioPharmaceuticals, Inc. (a)	26,849	299,903
Emergent BioSolutions, Inc. (a)	17,377	1,981,847
Enanta Pharmaceuticals, Inc. (a)	11,637	607,335
Exelixis, Inc. (a)	37,354	830,006
Macrogenics, Inc. (a)	86,073	2,490,953
Meridian Bioscience, Inc. (a)	37,937	536,429
Mersana Therapeutics, Inc. (a)	60,327	1,155,865
Radius Health, Inc. (a)	42,131	521,582
Retrophin, Inc. (a)	84,391	1,653,220
Translate Bio, Inc. (a)	10,958	154,398
Vanda Pharmaceuticals, Inc. (a)	33,708	346,855
Varex Imaging Corp. (a)	34,439	381,929
Voyager Therapeutics, Inc. (a)	85,901	1,012,773
		$21,147,382
Brokerage & Asset Managers – 0.8%
Federated Hermes, Inc.	59,904	$1,432,305
Invesco Ltd.	37,111	378,532
Virtu Financial, Inc., “A”	9,562	246,986
		$2,057,823
Business Services – 2.5%
BrightView Holdings, Inc. (a)	103,959	$1,276,617
Forrester Research, Inc. (a)	69,214	2,454,328
Stamps.com, Inc. (a)	12,576	3,135,700
		$6,866,645
Cable TV – 1.4%
Cable One, Inc.	2,136	$3,930,945
Chemicals – 1.0%
Element Solutions, Inc. (a)	247,874	$2,664,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 4.1%
ChannelAdvisor Corp. (a)	8,767	$147,461
Cornerstone OnDemand, Inc. (a)	70,945	2,502,230
Everbridge, Inc. (a)	3,827	568,730
Pagerduty, Inc. (a)	79,080	2,583,544
Paylocity Holding Corp. (a)	24,996	3,680,661
Tenable Holdings, Inc. (a)	39,233	1,476,730
		$10,959,356
Computer Software - Systems – 4.3%
Box, Inc., “A” (a)	156,185	$3,065,911
Five9, Inc. (a)	24,197	3,083,666
KBR, Inc.	144,906	3,621,201
Verint Systems, Inc. (a)	36,981	1,758,816
		$11,529,594
Construction – 2.7%
Eagle Materials, Inc.	45,944	$3,756,841
Trex Co., Inc. (a)	23,525	3,516,752
		$7,273,593
Consumer Products – 2.8%
Edgewell Personal Care Co. (a)	10,646	$305,647
Energizer Holdings, Inc.	68,540	3,172,717
Prestige Brands Holdings, Inc. (a)	99,012	3,607,007
Tupperware Brands Corp.	26,639	433,949
		$7,519,320
Consumer Services – 1.4%
Grand Canyon Education, Inc. (a)	31,828	$2,993,105
Planet Fitness, Inc. (a)	13,985	850,148
		$3,843,253
Electrical Equipment – 1.3%
TriMas Corp. (a)	139,675	$3,530,984
Electronics – 4.4%
Amkor Technology, Inc. (a)	207,117	$2,525,792
Jabil Circuit, Inc.	65,374	2,232,522
Plexus Corp. (a)	43,613	3,317,641
Sanmina Corp. (a)	44,839	1,268,944
Silicon Laboratories, Inc. (a)	25,652	2,627,021
		$11,971,920
Energy - Independent – 0.7%
Devon Energy Corp.	87,782	$954,191
EQT Corp.	20,159	319,923
Range Resources Corp.	35,067	261,600
WPX Energy, Inc. (a)	51,768	287,830
		$1,823,544
Engineering - Construction – 2.2%
Quanta Services, Inc.	89,482	$4,585,952
Tutor Perini Corp. (a)	116,127	1,457,394
		$6,043,346
Food & Beverages – 1.4%
Hostess Brands, Inc. (a)	289,583	$3,718,246

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.6%
Grocery Outlet Holding Corp. (a)	31,022	$1,275,935
United Natural Foods, Inc. (a)	12,717	229,542
		$1,505,477
Forest & Paper Products – 0.9%
Clearwater Paper Corp. (a)	36,930	$1,243,064
Verso Corp., “A”	92,098	1,207,405
		$2,450,469
Gaming & Lodging – 1.0%
Wyndham Hotels & Resorts, Inc.	53,808	$2,817,387
Insurance – 3.6%
Brighthouse Financial, Inc. (a)	37,574	$1,140,747
CNO Financial Group, Inc.	241,865	3,942,399
Heritage Insurance Holdings, Inc.	44,321	578,389
Reinsurance Group of America, Inc.	35,991	3,299,655
Third Point Reinsurance Ltd. (a)	95,756	819,671
		$9,780,861
Internet – 0.3%
Cars.com, Inc. (a)	94,796	$822,829
Leisure & Toys – 3.1%
Brunswick Corp.	69,234	$4,284,892
Malibu Boats, Inc., “A” (a)	45,789	2,374,160
Scientific Games Corp. (a)	80,821	1,671,782
		$8,330,834
Machinery & Tools – 4.0%
ACCO Brands Corp.	78,294	$507,345
AGCO Corp.	50,354	3,580,170
Enerpac Tool Group Corp.	51,603	1,073,342
ITT, Inc.	21,662	1,360,590
Regal Beloit Corp.	42,447	4,196,311
		$10,717,758
Medical & Health Technology & Services – 5.0%
Allscripts Healthcare Solutions, Inc. (a)	26,971	$240,851
HMS Holdings Corp. (a)	30,612	853,769
Owens & Minor, Inc.	128,458	2,129,834
Premier, Inc., “A”	94,595	3,097,986
Surgery Partners, Inc. (a)	63,870	1,219,278
Syneos Health, Inc. (a)	45,331	2,860,386
Tenet Healthcare Corp. (a)	110,843	3,123,556
		$13,525,660
Medical Equipment – 3.7%
AngioDynamics, Inc. (a)	50,843	$476,145
Avanos Medical, Inc. (a)	43,499	1,409,368
Bio-Techne Corp.	11,529	2,945,198
CONMED Corp.	4,078	351,972
GenMark Diagnostics, Inc. (a)	35,436	459,605
Inovio Pharmaceuticals, Inc. (a)	33,430	400,826
Integer Holdings Corp. (a)	32,471	2,248,941
LivaNova PLC (a)	5,181	242,989
Orthofix Medical, Inc. (a)	17,600	533,984
Vapotherm, Inc. (a)	8,427	262,164

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Zynex, Inc. (a)	52,661	$779,383
		$10,110,575
Natural Gas - Distribution – 0.5%
MDU Resources Group, Inc.	59,117	$1,396,343
Network & Telecom – 0.2%
QTS Realty Trust, Inc., REIT, “A”	8,236	$558,565
Oil Services – 1.4%
Cactus, Inc., “A”	171,173	$3,781,212
Other Banks & Diversified Financials – 9.8%
Bank OZK	138,840	$3,198,874
BankUnited, Inc.	90,228	2,109,531
Cathay General Bancorp, Inc.	142,317	3,513,807
East West Bancorp, Inc.	45,529	1,674,557
Enova International, Inc. (a)	16,613	283,750
First Hawaiian, Inc.	127,346	2,105,029
Hanmi Financial Corp.	182,515	1,739,368
Herc Holdings, Inc. (a)	29,757	1,218,549
OneMain Holdings, Inc.	37,468	1,089,569
Prosperity Bancshares, Inc.	45,465	2,478,752
Signature Bank	13,211	1,281,863
SLM Corp.	237,995	1,818,282
UMB Financial Corp.	35,325	1,897,659
Wintrust Financial Corp.	48,393	2,106,063
		$26,515,653
Pharmaceuticals – 2.8%
Akcea Therapeutics, Inc. (a)(l)	51,482	$941,091
Applied Therapeutics, Inc. (a)	40,834	984,099
Catalent, Inc. (a)	2,751	254,468
Collegium Pharmaceutical, Inc. (a)	60,055	1,144,648
G1 Therapeutics, Inc. (a)	41,888	642,981
OPKO Health, Inc. (a)	37,690	122,116
Phathom Pharmaceuticals, Inc. (a)	12,662	465,455
Phibro Animal Health Corp., “A”	52,399	1,124,483
United Therapeutics Corp. (a)	17,116	1,830,727
		$7,510,068
Pollution Control – 0.3%
Casella Waste Systems, Inc., “A” (a)	17,020	$955,673
Printing & Publishing – 0.1%
Cimpress PLC (a)	2,840	$263,268
Railroad & Shipping – 0.4%
Diamond S Shipping, Inc. (a)	118,303	$968,902
Real Estate – 7.7%
Easterly Government Properties, REIT	150,182	$3,632,902
Industrial Logistics Properties Trust, REIT	175,573	3,787,110
Lexington Realty Trust, REIT	362,332	4,119,715
Office Properties Income Trust, REIT	57,785	1,377,594
RE/MAX Holdings, Inc., “A”	22,441	788,577
Spirit Realty Capital, Inc., REIT	76,484	2,715,947
STAG Industrial, Inc., REIT	32,866	1,061,572

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
STORE Capital Corp., REIT	119,336	$3,226,845
		$20,710,262
Restaurants – 1.4%
Texas Roadhouse, Inc.	59,251	$3,732,220
Special Products & Services – 0.2%
Purple Innovation, Inc. (a)	26,911	$508,887
Specialty Chemicals – 2.6%
Axalta Coating Systems Ltd. (a)	113,032	$2,695,813
Green Plains, Inc. (a)	42,347	566,603
Univar Solutions, Inc. (a)	208,690	3,796,071
		$7,058,487
Specialty Stores – 1.5%
Camping World Holdings, Inc. “A”	42,894	$1,246,500
CarParts.com, Inc. (a)	109,546	1,539,121
Lumber Liquidators Holdings, Inc. (a)	47,074	1,129,305
Murphy USA, Inc. (a)	1,467	197,840
		$4,112,766
Telecommunications - Wireless – 0.4%
Telephone and Data Systems, Inc.	50,096	$1,158,720
Telephone Services – 0.9%
ATN International, Inc.	28,630	$1,660,540
Consolidated Communications Holdings, Inc. (a)	89,538	696,606
		$2,357,146
Trucking – 2.3%
Forward Air Corp.	49,015	$2,891,395
Schneider National, Inc.	127,877	3,460,351
		$6,351,746
Utilities - Electric Power – 1.6%
Clearway Energy, Inc., “A”	130,944	$3,162,297
NRG Energy, Inc.	36,202	1,245,711
		$4,408,008
Total Common Stocks		$268,134,981
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.1% (v)	463,932	$463,932
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.1% (j)	269,404	$269,404

Other Assets, Less Liabilities – 0.5%		1,282,836
Net Assets – 100.0%		$270,151,153
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $463,932 and $268,404,385, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$268,134,981	$—	$—	$268,134,981
Mutual Funds	733,336	—	—	733,336
Total	$268,868,317	$—	$—	$268,868,317
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At August 31, 2020, the value of securities loaned was $563,449. These loans were collateralized by cash of $269,404 and U.S. Treasury Obligations (held by the lending agent) of $293,258.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,526,382	$19,407,889	$21,470,181	$(158)	$—	$463,932
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$810	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.